Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of Basic and Diluted Net Income (Loss) Per Ordinary Share
The following tables reflects present a reconciliation of the numerator and denominator used to compute basic and diluted net income (loss) per share for each class of ordinary shares:

	For the Year Ended December 31, 2021		For the Period from June 10, 2020 (inception) through December 31, 2020
	Class A	Class B	Class A	Class B
Basic and diluted net income (loss) per ordinary share:
Numerator:
Allocation of net income (loss)	$5,421,682	$1,355,420	$(18,480,698)	$(6,614,284)

Denominator:
Basic and diluted weighted average ordinary shares outstanding	57,500,000	14,375,000	38,426,829	13,753,049

Basic and diluted net income (loss) per ordinary share	$0.09	$0.09	$(0.48)	$(0.48)